1.  Name and address of issuer

	Morgan Stanley Liquid Asset Fund Inc.

2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-02575

3b.  Securities Act File Number:

	2-53856

4a. Last day of fiscal year for which this Form is filed:

	August 31, 2013

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):	34,116,304,526

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal
year:	35,249,505,732

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than October
11, 1995 that were not previously used to
reduce registration fees payable to the
Commission:	13,564,295,406

	(iv)  Total available redemption
credits [add items 5(ii) and 5(iii)]:
(48,813,801,138)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item
5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available
for use in future years - if item 5(i) is
less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	(14,697,496,612)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9)
:	   .0001288

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was
determined by deducting an amount of securities
that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in
effect before October 11, 1997, then report
the amount of securities (number of shares
or shares or other units) deducted here:
..
If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year
for which this form is filed that are available
for use by the issuer in future fiscal years,
then state that number here:	.

	If the response to Item 5(i) was
determined by deducting an amount of securities
that were registered under the Securities Act
of 1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the amount
of securities (number of shares or shares or
other units) deducted here:	.  If there
is a number of shares or other units that
were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal
year for which this form is filed that are
available for use by the issuer in future
fiscal years, then state that number
here:	.

	0.00

8.  Total of the amount of registration fee
due plus any interest due [line 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by
the following persons on behalf of the issuer
and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "November 29, 2013"
*Please print the name and title of the
signing officer below the